Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 810,145	$ 591,773	$ 126,454
Expense relating to short-term leases for which recognition exemption has been used	$ 14,024	$ 15,554	$ 16,661